	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	316	0	0	0.00%
2	Data Integrity - Current UPB	316	1	1	0.32%
3	Data Integrity - Current Interest Rate	316	0	0	0.00%
4	Data Integrity - Marketable Title Date	18	0	0	0.00%
5	Data Integrity - Loan Status	316	0	0	0.00%
6	Data Integrity - Max Claim Amount	316	0	0	0.00%
7	Data Integrity - Called Due Date	236	4	4	1.69%
8	Data Integrity - UPB at Called Due Date	236	4	4	1.69%
9	Data Integrity - Original Note Rate	316	0	0	0.00%
10	Data Integrity - Margin (on adjustable rate loans)	72	0	0	0.00%
11	Data Integrity - Index (on adjustable rate loans)	72	0	0	0.00%
12	Data Integrity - Debenture Rate	316	0	0	0.00%
13	Data Integrity - Foreclosure First Legal Date	146	1	1	0.68%
14	Data Integrity - Closing Date	316	0	0	0.00%
15	Data Integrity - Amortization Type	316	0	0	0.00%
16	Data Integrity - FHA Case Number	316	0	0	0.00%
17	Data Integrity - Original Principal Limit	316	0	0	0.00%
18	FHA Insurance	1295	0	0	0.00%
19	Valuation Integrity	290	0	0	0.00%
20	Property Inspections	273	2	2	0.73%
21	Borrower's Age	293	4	4	1.37%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	215	84	84	39.07%
23	Property Preservation to Allowable Limit	223	0	0	0.00%
24	Tax and Insurance Disbursement Verification*	223	6	6	2.69%
25	Corporate Advance Disbursement Verification*	275	0	0	0.00%
26	Lien Search	102	22	15	14.71%
27	BPO Order	154	0	0	0.00%

*individual disbursement transactions on loans within the sample population